UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04888

BNY Mellon Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2021

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Ultra Short Income Fund

SEMIANNUAL REPORT May 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2020 through May 31, 2021, as provided by Bernard W. Kiernan, Jr., Primary Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2021, BNY Mellon Ultra Short Income Fund’s Class D shares produced a total return of -0.20%, Institutional shares returned 0.00% and Class Z shares returned -0.10%.1 In comparison, the Fund’s benchmark, the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”), provided a total return of 0.04%.2

Yields of short-term, fixed-income securities declined over the reporting period, as the Federal Reserve (the “Fed”) kept short-term interest rates low and indicated that rates were unlikely to be increased in the near term.

The Fund’s Investment Approach

The BNY Mellon Ultra Short Income Fund (the “Fund”) seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the Fund normally invests in a broad range of U.S. dollar-denominated, debt securities including money market instruments. The Fund is designed to provide a high degree of share price stability, while generating higher returns than money market funds over time, but the Fund is not a money market fund and is not subject to the maturity, quality, liquidity and diversification requirements applicable to money market funds.

Under normal circumstances, the Fund expects to maintain a dollar-weighted, average portfolio maturity of 120 days or less and only buys individual securities with remaining maturities of 18 months or less. The Fund only invests in securities that, at the time of purchase, are rated investment grade or in the top three, short-term rating categories by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by BNY Mellon Investment Advisor, Inc. The Fund concentrates its investments in the financial services industry.

Economic Recovery Continues, Inflation Rises

The six-month reporting period saw the beginning of the distribution of COVID-19 vaccines, continued easing of lockdown requirements and continued economic recovery. Inflation also began to increase.

In November 2020, the economic outlook brightened with the approval of COVID-19 vaccines, which suggested that the economy could return to normal more quickly. A $900 billion relief package passed in December 2020 added to the improving outlook, causing the price on the 10-year Treasury bond to fall and the yield to rise.

In January 2021, the Fed remained uncertain about the pace of the recovery, and with inflation pressures still low, it left interest rates unchanged. But inflation expectations began to rise due to both the economic recovery and to the extraordinary monetary and fiscal policy implemented over the previous months. In March 2021, Congress passed the $1.9 trillion American Rescue Plan, which included payments of $1,400 for those earning less than $75,000 per year, plus $1,400 per dependent. Combined with a proposed $2 trillion infrastructure spending by the government, this added to already growing inflation expectations.

Fueled by continued easing of the lockdowns and by government relief programs, economic growth in the first quarter of 2021 amounted to 6.4% on an annualized basis. Job growth continued at a robust pace in the first quarter. Though it came in much lower than expected in April 2021, it rebounded in May 2020.

Inflation remained subdued until late in the reporting period. The core personal consumption expenditure (PCE) price index, which excludes volatile food and energy prices, stayed well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.4%. In the first quarter of 2021, the core PCE hit 2.5%, rebounding from just 1.3% in the fourth quarter of 2020. However, the Consumer Price Index, a more widely reported measure of inflation, indicated a year-over-year increase in prices of 4.2% in April 2021 and 5.0% in May 2021.

Federal Reserve Expects Low Rates until 2023

The Fed has reiterated that it is unlikely to raise rates until 2023 and has recently articulated a more dovish stance on inflation. Fed officials have said they would tolerate an average rate of higher than 2% for a certain period, with the goal of allowing the economy to return to full capacity. But the Fed believes any higher rates of inflation that occur will be transitory. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, Fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of the Fund’s certain expenses by the BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the Fund’s returns would have been lower.

2 Source: Lipper Inc. — The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the Fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by BNY Mellon Investment Adviser Inc.), involve credit and liquidity risks and risk of principal loss.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Ultra Short Income Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$2.99	$1.00	$2.49
Ending value (after expenses)	$998.00	$1,000.00	$999.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.02	$1.01	$2.52
Ending value (after expenses)	$1,021.94	$1,023.93	$1,022.44
†

Expenses are equal to the fund’s annualized expense ratio of ..60% for Class D, .20% for Institutional Shares and .50% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2021 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 14.9%
Antalis	0.18	7/21/2021	3,000,000	[a]	2,999,519
Cancara Asset Securitisation	0.27	6/3/2021	4,000,000	[a]	3,999,963
Collateralized Commercial Paper FLEX Co.	0.23	1/7/2022	3,000,000	[a]	2,996,453
Total Asset-Backed Commercial Paper (cost $9,994,781)			9,995,935
Commercial Paper - 28.2%
Australia & New Zealand Banking Group	0.17	9/2/2021	3,500,000	[a]	3,499,085
Banco Santander	0.19	6/4/2021	3,000,000	[a]	2,999,974
HSBC Bank	0.21	11/24/2021	3,000,000	[a]	2,997,375
Mizuho Bank (Singapore)	0.18	6/3/2021	525,000	[a]	524,994
Swedbank (New York)	0.18	11/29/2021	3,000,000	[a]	2,998,181
United Overseas Bank	0.18	8/10/2021	3,000,000	[a]	2,999,482
Westpac Securities	0.17	7/30/2021	3,000,000	[a]	2,999,543
Total Commercial Paper (cost $19,015,440)			19,018,634
Negotiable Bank Certificates of Deposit - 35.9%
Bank of Montreal, 1 Month SOFR +.17%	0.18	6/1/2021	3,000,000	[b]	3,000,650
Canadian Imperial Bank of Commerce, 1 Month SOFR +.18%	0.19	6/3/2021	3,000,000	[b]	3,000,984
Mizuho Bank/New York	0.17	6/16/2021	3,000,000		3,000,150
MUFG Bank/New York	0.30	10/15/2021	3,200,000		3,202,049
Norinchukin Bank/New York	0.20	10/14/2021	3,000,000		3,000,718
Skandinaviska Enskilda Banken/New York	0.18	7/26/2021	3,000,000		3,000,467
Sumitomo Mitsui Banking	0.17	8/24/2021	3,000,000		3,000,557
Toronto-Dominion Bank/New York, 3 Month EFFR +.16%	0.22	6/1/2021	3,000,000	[b]	3,000,474
Total Negotiable Bank Certificates of Deposit (cost $24,202,029)			24,206,049
Time Deposits - 18.6%
Natixis (New York)	0.02	6/1/2021	3,000,000		3,000,000
Nordea Bank (New York)	0.02	6/1/2021	3,500,000		3,500,000
Royal Bank of Canada (Toronto)	0.05	6/1/2021	3,000,000		3,000,000
US Bank (Cayman)	0.01	6/1/2021	3,000,000		3,000,000
Total Time Deposits (cost $12,500,000)			12,500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,685,368)	0.04	1,685,368	[c] 1,685,368
Total Investments (cost $67,397,618)		100.1%	67,405,986
Liabilities, Less Cash and Receivables		(.1%)	(50,018)
Net Assets		100.0%	67,355,968

EFFR—Effective Federal Funds Rate

SOFR—Secured Overnight Financing Rate

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Banks	97.6
Investment Companies	2.5
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/20 ($)	Purchases ($)†	Sales ($)	Value 5/31/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	1,310,033	23,664,502	(23,289,167)	1,685,368	2.5	693

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	65,712,250	65,720,618
Affiliated issuers	1,685,368	1,685,368
Interest receivable		11,983
Receivable for shares of Beneficial Interest subscribed		558
Prepaid expenses		31,501
		67,450,028
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		23,492
Trustees’ fees and expenses payable		2,227
Payable for shares of Beneficial Interest redeemed		1,200
Other accrued expenses		67,141
		94,060
Net Assets ($)		67,355,968
Composition of Net Assets ($):
Paid-in capital		75,088,369
Total distributable earnings (loss)		(7,732,401)
Net Assets ($)		67,355,968

Net Asset Value Per Share	Class D	Institutional Shares	Class Z
Net Assets ($)	23,126,055	2,681,985	41,547,928
Shares Outstanding	2,301,228	265,890	4,131,069
Net Asset Value Per Share ($)	10.05	10.09	10.06

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	70,776
Dividends from affiliated issuers	693
Total Income	71,469
Expenses:
Management fee—Note 3(a)	93,407
Shareholder servicing costs—Note 3(c)	67,775
Professional fees	51,617
Distribution fees—Note 3(b)	32,272
Registration fees	31,080
Chief Compliance Officer fees—Note 3(c)	7,862
Prospectus and shareholders’ reports	6,415
Custodian fees—Note 3(c)	4,740
Loan commitment fees—Note 2	2,870
Trustees’ fees and expenses—Note 3(d)	2,848
Miscellaneous	10,665
Total Expenses	311,551
Less—reduction in expenses due to undertaking—Note 3(a)	(115,008)
Net Expenses	196,543
Investment (Loss)—Net	(125,074)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,784
Net change in unrealized appreciation (depreciation) on investments	1,726
Net Realized and Unrealized Gain (Loss) on Investments	10,510
Net (Decrease) in Net Assets Resulting from Operations	(114,564)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations ($):
Investment income (loss)—net	(125,074)	501,524
Net realized gain (loss) on investments	8,784	(24,817)
Net change in unrealized appreciation (depreciation) on investments	1,726	(130)
Net Increase (Decrease) in Net Assets Resulting from Operations	(114,564)	476,577
Distributions ($):
Distributions to shareholders:
Class D	(25)	(193,179)
Institutional Shares	(7)	(23,222)
Class Z	(41)	(281,727)
Total Distributions	(73)	(498,128)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	1,345,083	7,333,565
Institutional Shares	746,034	13,220,924
Class Z	4,345,078	3,781,631
Distributions reinvested:
Class D	23	186,603
Institutional Shares	7	23,222
Class Z	37	265,579
Cost of shares redeemed:
Class D	(7,398,299)	(21,407,712)
Institutional Shares	(2,234,209)	(12,913,837)
Class Z	(10,089,554)	(9,437,104)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(13,285,800)	(18,947,129)
Total Increase (Decrease) in Net Assets	(13,400,437)	(18,968,680)
Net Assets ($):
Beginning of Period	80,756,405	99,725,085
End of Period	67,355,968	80,756,405
Capital Share Transactions (Shares):
Class D
Shares sold	133,754	728,358
Shares issued for distributions reinvested	2	18,534
Shares redeemed	(735,461)	(2,126,363)
Net Increase (Decrease) in Shares Outstanding	(601,705)	(1,379,471)
Institutional Shares
Shares sold	73,938	1,310,408
Shares issued for distributions reinvested	1	2,302
Shares redeemed	(221,429)	(1,280,155)
Net Increase (Decrease) in Shares Outstanding	(147,490)	32,555
Class Z
Shares sold	431,571	375,514
Shares issued for distributions reinvested	4	26,378
Shares redeemed	(1,002,580)	(937,226)
Net Increase (Decrease) in Shares Outstanding	(571,005)	(535,334)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Class D Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	10.07	10.07	10.07	10.07	10.07	10.17
Investment Operations:
Investment income (loss)—net[a]	(.02)	.05	.20	.16	.07	.03
Net realized and unrealized gain (loss) on investments	.00[b]	(.01)	.00[b]	(.01)	(.00)[b]	(.07)
Total from Investment Operations	(.02)	.04	.20	.15	.07	(.04)
Distributions:
Dividends from investment income—net	(.00)[b]	(.04)	(.20)	(.15)	(.07)	(.06)
Net asset value, end of period	10.05	10.07	10.07	10.07	10.07	10.07
Total Return (%)	(.20)[c]	.45	1.97	1.54	.70	(.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[d]	.78	.75	.75	.81	.89
Ratio of net expenses to average net assets	.60[d]	.51	.60	.60	.60	.60
Ratio of net investment income (loss) to average net assets	(.41)[d]	.53	1.96	1.56	.68	.34
Portfolio Turnover Rate	-	-	-	-	-	51.72
Net Assets, end of period ($ x 1,000)	23,126	29,229	43,124	38,260	27,102	14,913

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2021	Year Ended November 30,
Institutional Shares	(Unaudited)	2020	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	10.09	10.09	10.08	10.09	10.07	10.16
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.07	.22	.19	.11	.06
Net realized and unrealized gain (loss) on investments	.00[c]	(.00)[c]	.03	(.00)[c]	.02[d]	(.06)
Total from investment Operations	.00[c]	.07	.25	.19	.13	-
Distributions:
Dividends from investment income—net	(.00)[c]	(.07)	(.24)	(.20)	(.11)	(.09)
Net asset value, end of period	10.09	10.09	10.09	10.08	10.09	10.07
Total Return (%)	.00[c,e]	.74	2.46	1.97	1.20	.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[f]	.58	.52	.52	.53	.61
Ratio of net expenses to average net assets	.20[f]	.20	.20	.20	.20	.24
Ratio of net investment income (loss) to average net assets	(.01)[f]	.69	2.30	1.96	1.09	.62
Portfolio Turnover Rate	-	-	-	-	-	51.72
Net Assets, end of period ($ x 1,000)	2,682	4,170	3,843	2,994	1,774	18,405

a On April 1, 2016, the existing Class I shares were exchanged for Class Y shares and Class Y shares were redesignated as Institutional shares.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Annualized.

See notes to financial statements.

	Six Months Ended
May 31, 2021		Year Ended November 30,
Class Z Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	10.07	10.07	10.07	10.07	10.08	10.17
Investment Operations:
Investment income (loss)—net[a]	(.02)	.06	.21	.17	.08	.05
Net realized and unrealized gain (loss) on investments	.01	.00[b,c]	.00[b]	.00[b]	.00[b,c]	(.07)
Total from Investment Operations	(.01)	.06	.21	.17	.08	(.02)
Distributions:
Dividends from investment income—net	(.00)[b]	(.06)	(.21)	(.17)	(.09)	(.07)
Net asset value, end of period	10.06	10.07	10.07	10.07	10.07	10.08
Total Return (%)	(.10)[b,d]	.55	2.09	1.68	.75	(.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[e]	.72	.66	.70	.74	.79
Ratio of net expenses to average net assets	.50[e]	.42	.44	.47	.45	.44
Ratio of net investment income (loss) to average net assets	(.31)[e]	.57	2.09	1.65	.83	.48
Portfolio Turnover Rate	-	-	-	-	-	51.72
Net Assets, end of period ($ x 1,000)	41,548	47,357	52,758	56,408	60,688	82,454

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Ultra Short Income Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Institutional and Class Z. Class D shares are sold at net asset value per share directly by the Adviser and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Institutional shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Asset-Backed Commercial Paper	-	9,995,935	-	9,995,935
Certificate of Deposit	-	24,206,049	-	24,206,049
Commercial Paper	-	19,018,634	-	19,018,634

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments In Securities:†(continued)
Investment Companies	1,685,368	-	-	1,685,368
Time Deposits	-	12,500,000	-	12,500,000

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(d) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $8,039,678 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2020. The fund has $2,977,283 of short-term capital losses and $5,062,395 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was as follows: ordinary income $498,128. The tax character of current year distributions will be determined at the end of the current fiscal year.

(g) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic

848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended May 31, 2020, there was no reduction in expenses pursuant to the Agreement.

The Adviser has contractually agreed, from December 1, 2020 through March 31, 2022, to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets. On or after March 31, 2022, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertakings, amounted to $18,681 during the period ended May 31, 2021.

The Adviser has contractually agreed, from December 1, 2020 through March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the total annual fund operating expenses of Class D, Institutional and Class Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .35% for Class D and Class Z shares and .20% for Institutional shares of the value of the respective class’ average daily net assets. On or after March 31, 2022, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertakings, amounted to $96,327 during the period ended May 31, 2020.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2021, Class D shares were charged $32,272 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2021, Class Z shares were charged $35,360 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $18,579 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $4,740 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2021, the fund was charged $859 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2021, the fund was charged $7,862 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $14,580, Distribution Plan fees of $5,015, Shareholder Services Plan fees of $9,146, custodian fees of $4,246, Chief Compliance Officer fees of $6,552 and transfer agency fees of $7,582, which are offset against an expense reimbursement currently in effect in the amount of $23,629.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

At May 31, 2021, accumulated net unrealized appreciation on investments was $8,368, consisting of gross unrealized appreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 18, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Z shares with the performance of a group of six other ultra-short obligation funds (only no-load and institutional funds were considered for inclusion in the group) selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional ultra-short obligation funds, regardless of asset size or primary channel or distribution, (the “Performance Universe”), all for various periods ended March 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds that includes the Expense Group

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and all other no-load and institutional ultra-short obligation funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods except for the ten-year period when the fund’s performance was at the Performance Group median, and below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was above or at the Performance Group median for five of the ten one-year periods ended March 31st and above the Performance Universe medians for three of the ten one-year periods ended March 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2022, to waive receipt of a portion of its management fees in the amount of 0.05% of the value of the fund’s average daily net assets. In addition, the Adviser, has contractually agreed, until March 31, 2022, to waive receipt of its fees and/or assume the direct expenses attributable to Class D, Class Z and Institutional shares of the fund so that the direct expenses of Class D, Class Z and Institutional shares (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .35% of Class D and Class Z shares’ respective average daily net assets and .20% of Institutional shares’ average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. [The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Ultra Short Income Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class D: DSDDX Institutional: DSYDX Class Z: DSIGX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0542SA0521

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)                   Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

       Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Ultra Short Income Fund

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: July 21, 2021

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: July 21, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)